Right-of-Use Assets and Finance Lease Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Right-of Use Assets and Finance Lease Liabilities [Abstract]
Annual Lease Payments
The annual lease payments under the bareboat charter agreement are as follows:
Twelve-month periods ending September 30,	Amount
2026	17,828
Total undiscounted lease payments	17,828
Less: Discount based on incremental borrowing rate	(369)
Present value of finance lease liabilities	17,459

Finance lease liabilities, current	17,459
Finance lease liabilities, non-current	-
Present value of finance lease liabilities	17,459